CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - USD ($) shares in Millions, $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Investments, at fair value:
Real estate properties (cost: $12,972.5 and $12,818.1)		$ 15,742.7	$ 15,452.8
Real estate joint ventures and limited partnerships (cost: $4,675.3 and $4,530.4)		6,003.0	5,759.9
Marketable securities:
Real estate related (cost: $991.0 and $883.9)	[1]	1,238.0	1,081.5
Other (cost: $3,888.1 and $4,054.0)		3,887.5	4,053.8
Loans receivable (cost: $296.7 and $294.8)		298.8	295.7
Total investments (cost: $22,823.6 and $22,581.2)		27,170.0	26,643.7
Cash and cash equivalents		11.7	3.0
Due from investment manager		1.0	5.9
Other	[2]	270.9	332.6
TOTAL ASSETS		27,453.6	26,985.2
LIABILITIES
Mortgage loans payable, at fair value (principal outstanding: $2,238.6 and $2,316.5)		2,238.3	2,332.1
Accrued real estate property expenses		199.1	202.2
Payable for collateral for securities loaned		18.5	93.0
Other		55.1	53.2
TOTAL LIABILITIES		2,511.0	2,680.5
COMMITMENTS AND CONTINGENCIES
NET ASSETS
Accumulation Fund		24,430.8	23,813.5
Annuity Fund		511.8	491.2
TOTAL NET ASSETS		$ 24,942.6	$ 24,304.7
NUMBER OF ACCUMULATION UNITS OUTSTANDING (in shares)		61.3	62.4
NET ASSET VALUE, PER ACCUMULATION UNIT (in dollars per share)		$ 398.329	$ 381.636

[1]	Includes securities loaned of $18.1 million at December 31, 2017 and $91.2 million at December 31, 2016.
[2]	Includes cash collateral for securities loaned of $18.5 million at December 31, 2017 and $93.0 million at December 31, 2016.